Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 11,640	$ 9,819
Restricted cash	576	397
Short-term deposits	12,139	22,384
Prepaid expenses and other current assets	661	2,211
Total current assets	25,016	34,811
LONG-TERM ASSETS:
Property and equipment, net	9,183	8,761
Other long-term assets	618	663
Total long-term assets	9,801	9,424
Total assets	34,817	44,235
CURRENT LIABILITIES:
Current maturities of long-term debt	2,168
Trade payables	2,430	4,136
Accrued expenses and other current liabilities	4,106	3,940
Total current liabilities	8,704	8,076
LONG-TERM LIABILITIES:
Long-term debt	6,919
Other liabilities	84	199
Total long-term liabilities	7,003	199
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Ordinary shares with no par value - Authorized: 47,800,000 shares at June 30, 2022 (unaudited) and December 31, 2021 (audited); Issued and outstanding: 19,551,173 and 18,756,570 shares at June 30, 2022 (unaudited) and December 31, 2021 (audited), respectively
Additional paid-in capital	217,716	210,847
Accumulated deficit	(198,606)	(174,887)
Total shareholders’ equity	19,110	35,960
Total liabilities and shareholders’ equity	$ 34,817	$ 44,235